Property and equipment (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	¥ 1,973,000,000	¥ 644,000,000
Property, plant and equipment including right-of-use assets at end of period	1,909,000,000	1,973,000,000
Retirements, right-of-use assets	339,000,000	35,000,000
Property, plant and equipment, pledged as collateral	0
Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,000,000	85,000,000
Property, plant and equipment including right-of-use assets at end of period	338,000,000	3,000,000
Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	24,000,000	54,000,000
Property, plant and equipment including right-of-use assets at end of period	32,000,000	24,000,000
Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	299,000,000	0
Property, plant and equipment including right-of-use assets at end of period	0	299,000,000
Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,672,000,000	2,179,000,000
Additions	549,000,000	2,065,000,000
Decrease due to lease term changes		(82,000,000)
Sales and disposals	(1,500,000,000)	(490,000,000)
Additions (transferred from Construction in progress)	0
Additions (business combination)	2,000,000
Property, plant and equipment including right-of-use assets at end of period	2,725,000,000	3,672,000,000
Gross carrying amount | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	253,000,000	455,000,000
Property, plant and equipment including right-of-use assets at end of period	542,000,000	253,000,000
Gross carrying amount | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	149,000,000	189,000,000
Property, plant and equipment including right-of-use assets at end of period	121,000,000	149,000,000
Gross carrying amount | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	299,000,000	0
Property, plant and equipment including right-of-use assets at end of period	0	299,000,000
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,700,000,000)	(1,535,000,000)
Sales and disposals	1,496,000,000	360,000,000
Property, plant and equipment including right-of-use assets at end of period	(815,000,000)	(1,700,000,000)
Accumulated depreciation, amortisation and impairment | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(100,000,000)	(25,000,000)
Accumulated depreciation, amortisation and impairment | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(511,000,000)	(500,000,000)
Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(250,000,000)	(370,000,000)
Property, plant and equipment including right-of-use assets at end of period	(204,000,000)	(250,000,000)
Accumulated depreciation, amortisation and impairment | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(125,000,000)	(135,000,000)
Property, plant and equipment including right-of-use assets at end of period	(89,000,000)	(125,000,000)
Accumulated depreciation, amortisation and impairment | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0
Property, plant and equipment | Gross carrying amount | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	4,000,000	0
Decrease due to lease term changes		0
Sales and disposals	(123,000,000)	(202,000,000)
Additions (transferred from Construction in progress)	406,000,000
Additions (business combination)	2,000,000
Property, plant and equipment | Gross carrying amount | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	7,000,000	4,000,000
Decrease due to lease term changes		0
Sales and disposals	(48,000,000)	(44,000,000)
Additions (transferred from Construction in progress)	13,000,000
Additions (business combination)	0
Property, plant and equipment | Gross carrying amount | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	120,000,000	303,000,000
Decrease due to lease term changes		0
Sales and disposals	0	(4,000,000)
Additions (transferred from Construction in progress)	(419,000,000)
Additions (business combination)	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	123,000,000	194,000,000
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(77,000,000)	(74,000,000)
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	44,000,000	30,000,000
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(8,000,000)	(20,000,000)
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,647,000,000	505,000,000
Property, plant and equipment including right-of-use assets at end of period	1,539,000,000	1,647,000,000
Right-of-use assets | Gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,972,000,000	1,535,000,000
Additions	418,000,000	1,758,000,000
Decrease due to lease term changes		(82,000,000)
Sales and disposals	(1,329,000,000)	(240,000,000)
Additions (transferred from Construction in progress)	0
Additions (business combination)	0
Property, plant and equipment including right-of-use assets at end of period	2,062,000,000	2,972,000,000
Right-of-use assets | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,325,000,000)	(1,030,000,000)
Sales and disposals	1,329,000,000	136,000,000
Property, plant and equipment including right-of-use assets at end of period	(522,000,000)	(1,325,000,000)
Right-of-use assets | Accumulated depreciation, amortisation and impairment | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(100,000,000)	(25,000,000)
Right-of-use assets | Accumulated depreciation, amortisation and impairment | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	¥ (426,000,000)	¥ (406,000,000)